Note 6 - Equity - Schedule of Stockholders Equity (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Balances	$ 12,299	$ 9,658
Issuance of ordinary shares (unaudited)	89,443
Foreign currency translation adjustment gain (loss) (unaudited)	(4)	6
Net loss (unaudited)	(47,712)	(1,909)
Balances	54,026	7,755
Common Stock [Member]
Balances	2	2
Issuance of ordinary shares (unaudited)
Foreign currency translation adjustment gain (loss) (unaudited)
Net loss (unaudited)
Balances	2	2
Additional Paid-in Capital [Member]
Balances	44,369	29,119
Issuance of ordinary shares (unaudited)	89,443
Foreign currency translation adjustment gain (loss) (unaudited)
Net loss (unaudited)
Balances	133,812	29,119
Retained Earnings [Member]
Balances	(32,128)	(20,118)
Issuance of ordinary shares (unaudited)
Foreign currency translation adjustment gain (loss) (unaudited)
Net loss (unaudited)	(47,396)	(1,844)
Balances	(79,524)	(21,962)
AOCI Attributable to Parent [Member]
Balances	(91)	(53)
Issuance of ordinary shares (unaudited)
Foreign currency translation adjustment gain (loss) (unaudited)	(5)	4
Net loss (unaudited)
Balances	(96)	(49)
Noncontrolling Interest [Member]
Balances	147	708
Issuance of ordinary shares (unaudited)
Foreign currency translation adjustment gain (loss) (unaudited)	1	2
Net loss (unaudited)	(316)	(65)
Balances	$ (168)	$ 645